SUPPLEMENT DATED MARCH 15, 2024
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED MAY 1, 2023,
FOR PRIME VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

Appendix A to the Prospectus is updated as follows:

BlackRock International Limited is added as a Subadviser to the BlackRock Global Allocation V.I. Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE